Sungy Mobile Limited (Parent Company) - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 11,930,098	74,021,486	69,882,307	12,250,505	9,705,578	(7,591,906)	(157,634)
Investing activities:
Cash contribution into a subsidiary							(15,738,400)
Proceeds from disposal of an available-for-sale investment	6,218,436	38,582,907			38,582,907
Purchase of intangible assets	(1,982,040)	(12,297,767)	(2,073,814)	(1,563,080)	(251,877)
Acquisition of a subsidiary, net of acquisition cost					(26,740,168)
Investments in time deposits	(68,336,396)	(424,000,000)			(424,000,000)
Purchase of available-for-sale investments	(14,875,936)	(92,299,232)			(91,677,961)
Investment in an equity method investment	(2,175,395)	(13,497,457)			(1,497,457)
Net cash used in investing activities	(89,646,963)	(556,223,546)	(13,080,787)	(9,714,048)	(505,584,556)		(15,738,400)
Financing activities:
Cash received on behalf of subsidiaries and variable interest entities					8,761,525	73,410,999	16,055,569
Cash received from a subsidiary					9,828,357
Cash repaid to subsidiaries and variable interest entities					(58,749,259)
Payment of issuance cost of ordinary shares in connection with IPO	(971,323)	(6,026,669)	(15,342,834)		(850,546)	(9,444,448)
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514			515,076,220			515,076,220
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO			122,766,552			122,766,552
Payment for repurchase of ordinary shares	(16,067,559)	(99,692,776)	(2,500,354)		(96,621,376)	(2,500,354)
Proceeds from exercise of share options	257,604	1,598,330	2,123		1,598,330	2,123
Net cash provided by (used in) financing activities	(16,781,278)	(104,121,115)	620,001,707		(136,032,969)	699,311,092	16,055,569
Effect of foreign currency exchange rate changes on cash	(132,014)	(819,098)	(1,013,190)	50,919	(429,690)	(793,317)	(36,877)
Net increase (decrease) in cash	(94,630,157)	(587,142,273)	675,790,037	2,587,376	(632,341,637)	690,925,869	122,658
Cash and cash equivalents at beginning of year	122,391,196	759,388,415	83,598,378	81,011,002	705,047,599	14,121,730	13,999,072
Cash and cash equivalents at end of year	$ 27,761,039	172,246,142	759,388,415	83,598,378	72,705,962	705,047,599	14,121,730